Consolidated Statements of Operations and Comprehensive Income/(Loss) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 1,084,662	$ 152,771	¥ 1,046,236	¥ 951,592
Cost of revenues	(924,958)	(130,277)	(899,163)	(822,526)
Fulfillment	(64,558)	(9,093)	(63,011)	(59,055)
Marketing	(40,133)	(5,653)	(37,772)	(38,743)
Research and development	(16,393)	(2,309)	(16,893)	(16,332)
General and administrative	(9,710)	(1,368)	(11,053)	(11,562)
Impairment of goodwill	(3,143)	(443)	0	0
Impairment of long-lived assets	(2,025)	(285)
Gain on sale of development properties	2,283	322	1,379	767
Income from operations	26,025	3,665	19,723	4,141
Other income/(expense)
Share of results of equity investees	1,010	142	(2,195)	(4,918)
Interest expense	(2,881)	(406)	(2,106)	(1,213)
Others, net	7,496	1,056	(1,555)	(590)
Income/(loss) before tax	31,650	4,457	13,867	(2,580)
Income tax expenses	(8,393)	(1,182)	(4,176)	(1,887)
Net income/(loss)	23,257	3,275	9,691	(4,467)
Net loss attributable to non-controlling interests shareholders	(910)	(128)	(697)	(923)
Net income attributable to mezzanine equity classified as non-controlling interests shareholders | ¥			8	16
Net income/(loss) attributable to the Company's ordinary shareholders	24,167	3,403	10,380	(3,560)
Net income/(loss)	23,257	3,275	9,691	(4,467)
Other comprehensive income/(loss):
Foreign currency translation adjustments	1,374	194	7,810	(2,872)
Total other comprehensive income/(loss)	1,374	194	7,810	(2,872)
Total comprehensive income/(loss)	24,631	3,469	17,501	(7,339)
Total comprehensive income/(loss) attributable to non-controlling interests shareholders	(1,398)	(197)	1,982	(1,253)
Total comprehensive income attributable to mezzanine equity classified as non-controlling interests shareholders | ¥			8	16
Total comprehensive income/(loss) attributable to the Company's ordinary shareholders	¥ 26,029	$ 3,666	¥ 15,511	¥ (6,102)
Basic
Basic | (per share)	¥ 7.69	$ 1.08	¥ 3.32	¥ (1.15)
Diluted
Diluted | (per share)	¥ 7.61	$ 1.07	¥ 3.21	¥ (1.15)
Weighted average number of shares
Basic | shares	3,144,233,160	3,144,233,160	3,125,571,110	3,107,436,665
Diluted | shares	3,170,542,396	3,170,542,396	3,180,886,136	3,107,436,665
Products
Net revenues
Total net revenues	¥ 871,224	$ 122,709	¥ 865,062	¥ 815,655
Service
Net revenues
Total net revenues	¥ 213,438	$ 30,062	¥ 181,174	¥ 135,937